EARNINGS PER SHARE: (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts attributable to Rockwood Holdings, Inc.:
Income from continuing operations	$ 291.1	$ 220.0	$ 4.3
Income from discontinued operations	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3
Net income attributable to Rockwood Holdings, Inc.	$ 411.3	$ 239.4	$ 21.1
EPS Denominator:
Weighted average number of basic shares outstanding	76,555,000	74,985,000	74,096,000
Effect of dilutive stock options and other incentives (in shares)	3,310,000	3,108,000	755,000
Diluted weighted average number of common shares outstanding and common stock equivalents	79,865,000	78,093,000	74,851,000
Basic earnings per share attributable to Rockwood Holdings, Inc.:
Earnings from continuing operations (in dollars per share)	$ 3.80	$ 2.93	$ 0.06
Earnings from discontinued operations, net of tax (in dollars per share)	$ 1.57	$ 0.26	$ 0.22
Basic earnings per share (in dollars per share)	$ 5.37	$ 3.19	$ 0.28
Diluted earnings per share attributable to Rockwood Holdings, Inc.:
Earnings from continuing operations (in dollars per share)	$ 3.64	$ 2.82	$ 0.06
Earnings from discontinued operations, net of tax (in dollars per share)	$ 1.51	$ 0.25	$ 0.22
Diluted earnings per share (in dollars per share)	$ 5.15	$ 3.07	$ 0.28
Shares outstanding under stock-based awards under employee compensation plans not included in the computation of diluted earnings per common share (in shares)		1,265,435	1,069,304